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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: March 31

Date of reporting period: April l, 2009 to September 30, 2009

Semi-Annual Report

September 30, 2009

ING Money Market Fund

Classes A, B, C, I, and O

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

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You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency, and is affected by market fluctuations. There is no guarantee that the Fund will achieve its investment objective.

PRESIDENT’S LETTER

Dear Shareholder,

As we move through Autumn, we find ourselves crossing a divide that does not feel like much of a change, yet portends hope for the future. Federal Reserve Chairman Benjamin S. Bernanke recently said that it was “very likely” the recession has ended, though he noted it could take many months for the unemployment rate to drop meaningfully. It may take some time before we notice the recovery in our daily lives.

Yet the equity markets seem to be taking economic events in stride, and have come back impressively since spring. For the 12 months ended September 30, 2009, the Dow Jones Industrial Average and the Standard & Poor’s 500® Composite Stock Price Index have nearly erased their losses; the NASDAQ Composite Index has moved into positive territory for the same period.

At ING Funds, we expect economic growth will accelerate next year and continue in 2011, but with elevated unemployment for the next few years.

How might this affect your investment plans? Despite recent gains in household wealth, many people still face net declines in their portfolios overall and may have pushed their investment goals further into the future. If that is the case for you, it may be prudent to reexamine your portfolio and see if you need to make any adjustments for a longer horizon.

For others, the need to preserve capital or increase income may have become paramount. If these are concerns for you, it may be advisable to review your current investments to determine whether they meet your expected needs.

Only you and your investment advisor can determine the answers to these questions. We urge you to discuss these matters thoroughly with your advisor before making any changes to your investment goals or your portfolio.

Thank you for your continued confidence in ING Funds. We look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

President and Chief Executive Officer

ING Funds

November 6, 2009

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

For more complete information, or to obtain a prospectus for any ING Fund, please call your investment professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

MARKET PERSPECTIVE:  SIX MONTHS ENDED SEPTEMBER 30, 2009

From its earliest days in mid-March, the resurgence of risky asset classes like equities and corporate bonds encountered skeptics. It was based they said, not on good economic news but news that was merely less awful. That banks were making money again relied on extraordinarily low interest rates to depositors and “special” items. The government’s willingness to incur $1.75 trillion in additional debt to bail out banks, insurers, auto companies and people who bought housing beyond their means, while the Federal Reserve printed money to buy the debt and keep interest rates down, would have its day of inflationary reckoning.

But the believers would have none of it. Conditions don’t go from bad to good in one step, they said. The news has to get less bad first. The richest harvest must start with a few green shoots in an empty field. In no time, every commentator seemed to be talking about “green shoots”.

However described, the news on which markets advanced was on balance improving, albeit weakly and erratically.

In housing, the Standard & Poor’s (“S&P”)/Case-Shiller National U.S. Home Price Index(1) of house prices in 20 cities sank a record 19% year-over-year in January. But from there the declines moderated to 13.3% in the most recent report. Sales of existing homes rose for four months, before slipping in September. Still, the proportion of distressed sales was down to less than one third, from nearly half earlier in the year. New home sales, helped by an $8,000 government grant to first-time home buyers, had three straight months of gain through September.

After a fall in first quarter gross domestic product (“GDP”) of 5.5% annualized, the contraction for the second quarter was just 0.7% annualized, and after four straight falls there were high hopes that GDP in the third quarter would rebound. By September, closely watched purchasing managers’ indices were flirting with levels suggesting expansion.

A “Cash-for-Clunkers” program under which the government offered to subsidize the trade-in of old vehicles for newer, more efficient models was vigorously taken up. Retail sales and industrial production were boosted. Auto companies re-opened production lines.

A flimsier green shoot emerged in the employment reports. The September report showed payroll cuts at little more than one third of the January level. But the unemployment rate stood at a 26-year high of 9.7%.

The average work week languished near the lowest since records began in 1964. Wage growth remained insipid. Increasingly commentators asked what kind of real recovery could take place under these conditions and as the various government support programs expired.

In fixed income markets, three-month dollar London Interbank Offered Rate (“LIBOR”), the basis of trillions of dollars of financial agreements, fell below 1% for the first time ever and stayed there. Various measures of spread against LIBOR, indicating willingness to lend, fell to levels well below those seen before the financial crisis emerged.

Bonds at first sight had a solid six months. The Barclays Capital U.S. Aggregate Bond Index(2) of investment grade bonds returned 5.59%. But within this figure there were cross-currents. Improved risk appetite propelled the Barclays Capital Corporate Investment-Grade Bond Index(3) to a 19.41% gain amid surging new issuance. High yield bonds, represented by the Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index(4), did even better, gaining an equity-like 40.24%. At first, the Barclays Capital U.S. Treasury Index(5) lost about 3%, as greater risk appetite was reinforced by concerns about massive government borrowing. The excess yield on 10-year Treasuries over 2-year issues briefly reached a record 275 basis points (“bp”). But ultimately, the fragile economy became uppermost in investors’ minds. They began to feel that inflation would not be an immediate problem and with the Federal Reserve buying Treasuries, seekers of safety could move up the yield curve to get some return rather than receive practically nothing at the very short end. The Barclays Capital U.S. Treasury Index ended the six-month period with just a 0.98% loss. The annual yield on the 90-day Treasury Bills started the fiscal year at 20bp and ended it at 12bp.

In currencies, the dollar relinquished first quarter benefits from its safe haven status, falling 9.5% against the euro, 10.7% against the pound and 7.5% against the yen.

U.S. equities, represented by the S&P 500® Composite Stock Price (“S&P 500®”) Index(6) including dividends, returned 34.0% in the six months through September, led by the Financials component which rose 70.4%. Profits for S&P 500® companies suffered their eighth straight quarter of decline in the second quarter and by the half way point in our fiscal year the price to earnings ratio of the S&P 500® Index,

MARKET PERSPECTIVE:  SIX MONTHS ENDED SEPTEMBER 30, 2009

based on operating earnings in the trailing four quarters, had not been so high since the first half of 2002.

In international markets, referring to MSCI indices in local currencies with net reinvested dividends, the MSCI Japan® Index(7) rose 18.8% for the six months through September, but weakened at the end. A rise in gross domestic product (“GDP”) of 2.3% annualized was due to net exports and government stimulus. Domestic demand was still in the doldrums and deflation had again taken hold. The MSCI Europe ex UK® Index(8) surged 41.0%. After a drop in GDP of 2.5% in the first quarter second quarter GDP barely fell and actually rose in France and Germany. Confidence measures, from investor to business to consumer, continued to advance. The MSCI UK® Index(9) jumped 34.4%. GDP fell for the fifth consecutive quarter and stood 5.5% below the level one year earlier. Yet house prices were by all accounts edging back up again. Purchasing managers’ indices were in or near expansion territory. And in September consumer confidence rose by the most since 1995.

(1)  The S&P/Case-Shiller National U.S. Home Price Index tracks the value of single-family housing within the United States. The index is a composite of single family home price indices for the nine U.S. Census divisions and is calculated quarterly.

(2)  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)  The Barclays Capital Corporate Investment-Grade Bond Index is an unmanaged index that measures the performance USD-denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utility and financial issuers.

(4)  The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of fixed-income securities.

(5)  The Barclays Capital U.S. Treasury Index is an unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.

(6)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(7)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(8)  The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(9)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

Parentheses denote a negative number when applicable.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

ING MONEY MARKET FUND	PORTFOLIO MANAGERS’ REPORT

Investment Type Allocation

as of September 30, 2009

(as a percent of net assets)

Commercial Paper	65.2%
U.S. Government Agency Obligations	14.4%
Repurchase Agreement	12.9%
Corporate Bonds/Notes	6.6%
Certificates Of Deposit	1.8%
Other Assets and Liabilities — Net	(0.9)%

Net Assets	100.0%

Portfolio holdings are subject to change daily.

ING Money Market Fund (the “Fund”) seeks to provide investors with a high level of current income, consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share. The Fund is managed by David S. Yealy, Portfolio Manager of ING Investment Management Co. — the Sub-Adviser.

Portfolio Specifics: The six months ended September 30, 2009 were a period of historically low yields and returns for money market mutual funds and short-term money market securities, with numerous funds having to waive fees in order to provide a zero or slight positive return.

The Federal Open Market Committee (“FOMC”) maintained the targeted federal funds rate in a range of 0.00–0.25% and continued the quantitative easing program in place. Economic releases during the quarter were much more upbeat and positive compared to the previous few quarters. However, rising foreclosures and unemployment remain significant headwinds to any recovery in housing and consumer spending.

Money market yields declined over the period as the various programs put into place by the Federal Reserve (the “Fed”), U.S. Department of the Treasury (“U.S. Treasury”) and other central banks across the globe helped to stabilize the markets and the global economies. The improved market conditions for short-term investors were reflected in the large drop in the London Interbank Offered Rate (“LIBOR”). The three-month U.S. LIBOR declined from 1.19% at the end of March to 0.29% at the end of September.

Our focus during this period has not been on maximizing yield and returns but rather on preservation of capital, reducing risk and increasing liquidity due to extreme risks in the market. The Fund did take on interest rate risk, maintaining a longer than average weighted average maturity (“WAM”) for most of the period by buying longer term U.S. Treasury and agency securities.

Current Strategy & Outlook: It is our opinion that the economy is finding a bottom and is poised to turn positive entering the final quarter of 2009. We are not expecting a sharp recovery but see it as more of a long and slow recovery, as unemployment and housing continue to be a drag on consumer spending and confidence. We expect the FOMC will be forced to keep the federal funds rate in the 0.00–0.25% range for the foreseeable future, until economic and market conditions improve significantly. In our view, an increase in short-term rates will depend on how soon and how quickly the Fed can remove its quantitative easing.

As we become more comfortable that the economic recovery is taking hold and the risks of a relapse of the credit crisis are diminished, we are no longer relying primarily on U.S. Treasuries and agencies for the Fund’s longer-term exposures. We have started to modestly increase exposure to selective top-tier corporate and bank issuers and to extend maturities in those issuers further out the yield curve. We plan to maintain an extended WAM with the view that the Fed will not be in a position to raise short-term rates until mid-2010 at the earliest.

Principal Risk Factors: Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Please see Note 11 in the “Notes to Financial Statements” section for information regarding the Fund’s participation during the reporting period in the U.S. Treasury Department’s Temporary Money Market Guarantee Program, which expired on September 19, 2009.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund may differ from that presented for other ING Funds.

The views expressed in this report reflect those of the portfolio managers only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b–1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009 to September 30, 2009. The Fund’s expenses are shown without the imposition of any charges. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return					Hypothetical (5% return before expenses)
	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Annualized Expense Ratio		Expenses Paid During the Period Ended September 30, 2009*	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Annualized Expense Ratio		Expenses Paid During the Period Ended September 30, 2009*
ING Money Market Fund
Class A	$1,000.00	$1,000.00	0.58	%•	$2.91	$1,000.00	$1,022.16	0.58	%•	$2.94
Class B	$1,000.00	$1,000.00	0.58	%•	$2.91	$1,000.00	$1,022.16	0.58	%•	$2.94
Class C	$1,000.00	$1,000.00	0.58	%•	$2.91	$1,000.00	$1,022.16	0.58	%•	$2.94
Class I	$1,000.00	$1,000.00	0.58	%•	$2.91	$1,000.00	$1,022.16	0.58	%•	$2.94
Class O	$1,000.00	$1,000.00	0.58	%•	$2.91	$1,000.00	$1,022.16	0.58	%•	$2.94

*	Expenses are equal to the Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.
•	Expense ratios reflect waivers of 0.18%, 1.18%, 0.18%, 0.18%, and 0.18% of distribution, shareholder servicing and management fees for Classes A, B, C, I, and O, respectively, in order to maintain a yield of not less than zero.

STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2009 (UNAUDITED)

ASSETS:
Short-term investments at amortized cost	$241,393,912
Repurchase agreement	35,423,000
Cash	328
Receivables:
Fund shares sold	192,447
Interest	179,346
Prepaid expenses	31,741
Reimbursement due from manager	87,570

Total assets	277,308,344

LIABILITIES:
Payable for investment securities purchased	1,999,944
Payable for fund shares redeemed	749,673
Payable to affiliates	120,055
Payable for directors fees	8,327
Other accrued expenses and liabilities	173,050

Total liabilities	3,051,049

NET ASSETS	$274,257,295

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$274,926,077
Undistributed net investment income	18,653
Accumulated net realized loss on investments	(687,435)

NET ASSETS	$274,257,295

See Accompanying Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

Class A:
Net assets	$200,763,922
Shares authorized	1,000,000,000
Par value	$0.001
Shares outstanding	201,255,287
Net asset value and redemption price per share	$1.00
Maximum offering price per share	$1.00
Class B:
Net assets	$6,756,643
Shares authorized	1,000,000,000
Par value	$0.001
Shares outstanding	6,773,149
Net asset value and redemption price per share(1)	$1.00
Maximum offering price per share	$1.00
Class C:
Net assets	$9,334,867
Shares authorized	1,000,000,000
Par value	$0.001
Shares outstanding	9,357,996
Net asset value and redemption price per share(1)	$1.00
Maximum offering price per share	$1.00
Class I:
Net assets	$40,186,585
Shares authorized	1,000,000,000
Par value	$0.001
Shares outstanding	40,284,688
Net asset value and redemption price per share	$1.00
Maximum offering price per share	$1.00
Class O:
Net assets	$17,215,278
Shares authorized	1,000,000,000
Par value	$0.001
Shares outstanding	17,257,449
Net asset value and redemption price per share	$1.00
Maximum offering price per share	$1.00

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)

INVESTMENT INCOME:
Interest	$895,432

Total investment income	895,432

EXPENSES:
Investment management fees	616,834
Distribution and service fees:
Class B	40,363
Class O	23,521
Transfer agent fees	94,150
Administrative service fees	123,368
Shareholder reporting expense	78,307
Registration fees	34,861
Professional fees	46,877
Custody and accounting expense	29,427
Directors fees	19,693
Guarantee fees (Note 11)	109,012
Miscellaneous expense	16,142

Total expenses	1,232,555
Net waived and reimbursed fees	(335,993)

Net expenses	896,562

Net investment loss	(1,130)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(658,774)

Net change in unrealized appreciation on investments	1,139,751

Net realized and unrealized gain on investments	480,977

Net increase in net assets resulting from operations	$479,847

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Six Months Ended September 30, 2009	Year Ended March 31, 2009
FROM OPERATIONS:
Net investment income (loss)	$(1,130)	$5,785,657
Net realized loss on investments	(658,774)	(28,661)
Net change in unrealized appreciation or depreciation on investments	1,139,751	(1,139,751)

Net increase in net assets resulting from operations	479,847	4,617,245

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	—	(4,230,532)
Class B	—	(47,535)
Class C	—	(242,521)
Class I	—	(823,821)
Class O	—	(438,094)

Total distributions	—	(5,782,503)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	201,204,262	523,799,854
Reinvestment of distributions	—	5,733,775

	201,204,262	529,533,629
Cost of shares redeemed	(251,364,279)	(613,593,055)

Net decrease in net assets resulting from capital share transactions	(50,160,017)	(84,059,426)

Net decrease in net assets	(49,680,170)	(85,224,684)

NET ASSETS:
Beginning of period	323,937,465	409,162,149

End of period	$274,257,295	$323,937,465

Undistributed net investment income at end of period	$18,653	$19,783

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations						Less distributions							Ratios to average net assets						Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return (1)		Expenses before reductions/ additions (2)(3)	Expenses, net of fee waivers and/or recoupments, if any (2)(3)		Expenses, net of all reductions/ additions (2)(3)	Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio Turnover

Year or period ended	($)	($)		($)		($)		($)	($)	($)	($)	($)	(%)		(%)	(%)		(%)	(%)		($000’s)	(%)
Class A
09-30-09	1.00	(0.00	)*	0.00	*	0.00	*	—	—	—	—	1.00	0.00		0.76	0.58	•	0.58	(0.00	)**	200,764	—
03-31-09	1.00	0.02		(0.00	)*	0.02		0.02	—	—	0.02	1.00	1.51	(a)	0.70	0.69		0.69	1.53		235,783	—
03-31-08	1.00	0.04		0.00	*	0.04		0.04	—	—	0.04	1.00	4.56	†	0.62	0.62		0.62	4.45		284,458	—
03-31-07	1.00	0.05		0.00	*	0.05		0.05	—	—	0.05	1.00	4.79	†	0.62	0.62		0.62	4.71		236,134	—
03-31-06	1.00	0.03		0.00	*	0.03		0.03	—	—	0.03	1.00	3.31	†	0.61	0.61		0.61	3.21		145,997	—
03-31-05	1.00	0.01		0.00	*	0.01		0.01	—	—	0.01	1.00	1.17	†	0.62	0.62		0.62	1.16		125,642	—
Class B
09-30-09	1.00	(0.00	)*	0.00	*	0.00	*	—	—	—	—	1.00	0.00		1.76	0.58	•	0.58	(0.00	)**	6,757	—
03-31-09	1.00	0.01		(0.00	)*	0.01		0.01	—	—	0.01	1.00	0.71	(a)	1.70	1.44		1.44	0.64		9,583	—
03-31-08	1.00	0.03		0.00	*	0.03		0.03	—	—	0.03	1.00	3.53	†	1.62	1.62		1.62	3.38		6,031	—
03-31-07	1.00	0.04		0.00	*	0.04		0.04	—	—	0.04	1.00	3.77	†	1.62	1.62		1.62	3.72		2,884	—
03-31-06	1.00	0.02		0.00	*	0.02		0.02	—	—	0.02	1.00	2.29	†	1.61	1.61		1.61	2.14		2,884	—
03-31-05	1.00	0.01		0.00	*	0.01		0.01	—	—	0.01	1.00	0.53	†	1.62	1.24		1.24	0.52		3,766	—
Class C
09-30-09	1.00	(0.00	)*	0.00	*	0.00	*	—	—	—	—	1.00	0.00		0.76	0.58	•	0.58	(0.00	)**	9,335	—
03-31-09	1.00	0.02		(0.00	)*	0.02		0.02	—	—	0.02	1.00	1.51	(a)	0.70	0.69		0.69	1.57		12,571	—
03-31-08	1.00	0.04		0.00	*	0.04		0.04	—	—	0.04	1.00	4.56	†	0.62	0.62		0.62	4.37		17,545	—
03-31-07	1.00	0.05		0.00	*	0.05		0.05	—	—	0.05	1.00	4.81	†	0.62	0.62		0.62	4.71		5,728	—
03-31-06	1.00	0.03		0.00	*	0.03		0.03	—	—	0.03	1.00	3.30	†	0.61	0.61		0.61	3.22		5,400	—
03-31-05	1.00	0.01		0.00	*	0.01		0.01	—	—	0.01	1.00	1.17	†	0.62	0.62		0.62	1.14		4,778	—
Class I
09-30-09	1.00	(0.00	)*	0.00	*	0.00	*	—	—	—	—	1.00	0.00		0.76	0.58	•	0.58	(0.00	)**	40,187	—
03-31-09	1.00	0.02		(0.00	)*	0.02		0.02	—	—	0.02	1.00	1.52	(a)	0.70	0.69		0.69	1.57		45,633	—
03-31-08	1.00	0.04		0.00	*	0.04		0.04	—	—	0.04	1.00	4.56	†	0.62	0.62		0.62	4.47		72,608	—
03-31-07	1.00	0.05		0.00	*	0.05		0.05	—	—	0.05	1.00	4.80	†	0.62	0.62		0.62	4.69		64,202	—
03-31-06	1.00	0.03		0.00	*	0.03		0.03	—	—	0.03	1.00	3.31	†	0.61	0.61		0.61	3.17		65,539	—
03-31-05	1.00	0.01		0.00	*	0.01		0.01	—	—	0.01	1.00	1.17	†	0.62	0.62		0.62	1.13		71,495	—
Class O
09-30-09	1.00	(0.00	)*	0.00	*	0.00	*	—	—	—	—	1.00	0.00		1.01	0.58	•	0.58	(0.00	)**	17,215	—
03-31-09	1.00	0.02		(0.00	)*	0.02		0.02	—	—	0.02	1.00	1.53	(a)	0.95	0.69		0.69	1.61		20,277	—
03-31-08	1.00	0.04		0.00	*	0.04		0.04	—	—	0.04	1.00	4.56	†	0.87	0.62		0.62	4.29		28,520	—
11-15-06(4) - 3-31-07	1.00	0.02		0.00	*	0.02		0.02	—	—	0.02	1.00	1.79	†	0.87	0.62		0.62	4.77		5,892	—

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

(1)

Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)

Expense ratios reflect operating expenses of a Fund. Expenses before reductions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)	Commencement of operations.
*	Amount is less than $0.005 or more than $(0.005).
**	Amount is less than 0.005% or more than (0.005)%.
†	There was no impact on total return by the reimbursement by affiliate for investment transaction losses.
(a)	There was no impact on total return by the Capital Support Agreement in Note 5.
•	Expense ratios reflect waivers of 0.18%, 1.18%, 0.18%, 0.18%, and 0.18% of distribution, shareholder servicing and management fees for Classes A, B, C, I, and O, respectively, in order to maintain a yield of not less than zero.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2009 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. ING Series Fund, Inc. (the “Company”) was incorporated under the laws of Maryland on June 17, 1991 and is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end management investment company. There are fifteen separate active series which comprise the Company. This report is for ING Money Market Fund (the “Fund”), a diversified series of the Company.

The Fund offers the following classes of shares: Class A, Class B, Class C, Class I, and Class O. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees. Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statement, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. The Fund, except for those eligible notes which were covered by the capital support agreement discussed in Note 5, uses the amortized cost method to value its portfolio securities, which generally approximates market value. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Refer to Note 5 for a discussion of the Capital Support Agreement that the Fund has entered into. The debt securities, under the Capital Support Agreement, are fair valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Fund’s valuation procedures.

Fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Securities valued at amortized cost are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included following the Portfolio of Investments.

For the six months ended September 30, 2009, there have been no significant changes to the fair valuation methodologies.

On April 9, 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Accounting Standards Codification (“ASC”) 820, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. ASC 820 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Funds and the results of their operations due to the adoption of ASC 820 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

On March 19, 2008, the FASB issued ASC 815, “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives,

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(b) how derivatives are accounted for under ASC 815, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. ASC 815 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. All changes to disclosures have been made in accordance with ASC 815 and have been incorporated for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

Effective for fiscal years and interim periods ending after November 15, 2008, the FASB issued FASB ASC 815 and FASB ASC 460 “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB ASC 815 and FASB ASC 460; and Clarification of the Effective Date of FASB ASC 815.” The amendments to FASB ASC 815 require enhanced disclosure regarding credit derivatives sold, including (1) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (2) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (3) the fair value of the credit derivative, and (4) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FASB ASC 460 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the FSP and incorporated for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Premium amortization and discount accretion are determined by the effective yield method.

C.	Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. Dividends are declared daily from net investment income and paid monthly. The Fund distributes capital gains, if any, annually. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D.	Federal Income Taxes. It is the policy of the Fund to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.

Repurchase Agreements. The Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is generally short, from possibly overnight to one week (although it may extend over a number of months), while the underlying securities generally have longer maturities. The Fund will receive, as collateral, securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

G.	Illiquid and Restricted Securities. The Fund may not invest more than 10% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. The Fund may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended, (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to procedures adopted by the Board of Directors (“Board”).

H.	Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Company and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

ING Investments, LLC (“ING Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the investment adviser to the Fund. The Investment Adviser serves pursuant to an amended investment management agreement (“Management Agreement”) between the Investment Adviser and the Company, on behalf of the Fund. The Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of the Fund, at the following annual rates:

0.400% of the first $500 million, 0.350% of the next $500 million, 0.340% of the next $1 billion, 0.330% of the next $1 billion and 0.300% in excess of $3 billion.

ING Investment Management Co. (“ING IM”), a Connecticut corporation, serves as the sub-adviser to the Fund. The Investment Adviser has entered into a sub-advisory agreement with ING IM. ING IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations, subject to oversight by the Investment Adviser and the Board.

Pursuant to an administration agreement, ING Funds Services, LLC (“IFS”) acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from the Fund a fee at an annual rate of 0.08% of its average daily net assets.

ING Funds Distributor, LLC (the “Distributor” or “IFD”) is the principal underwriter of the Fund. The Distributor, IFS, ING Investments and ING IM are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

On October 19, 2008, ING Groep announced that it reached an agreement with the Dutch government to strengthen its capital position. ING Groep issued non-voting core Tier-1 securities for a total consideration of EUR 10 billion to the Dutch State. The transaction boosted ING Bank’s core Tier-1 ratio, strengthened the insurance balance sheet and reduced ING Groep’s Debt/Equity ratio.”

On October 26, 2009, ING Groep announced that it will move towards a complete separation of its banking and insurance operations. A formal restructuring plan (“Restructuring Plan”) was submitted to the European Commission (“EC”), which approved it on November 18, 2009. It is expected that the Restructuring Plan will be achieved over the next four years by a divestment of all insurance operations (including ING Investment Management) as well as a divestment of ING Direct US by the end of 2013. ING Groep will explore all options, including initial public offerings, sales or combinations thereof. ING Groep has also announced its intention to repurchase EUR 5 billion of Core Tier 1 securities in the fourth quarter of 2009, financed by a EUR 7.5 billion underwritten rights issue.

NOTE 4 — DISTRIBUTION AND SERVICE FEES

Class B shares of the Fund have adopted an Amended and Restated Distribution and Shareholder Services Plan and Class O shares of the Fund have adopted an Amended and Restated Shareholder Services Plan

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 4 — DISTRIBUTION AND SERVICE FEES (continued)

pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby the Distributor is paid an annual fee at the rate of 1.00% and 0.25% of the value of average daily net assets of the Fund for expenses incurred in the distribution of Class B and Class O shares, respectively. Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.

The Distributor has contractually agreed to waive the service fee for Class O shares of the Fund through at least August 1, 2010.

IFD and ING Investments have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist the Fund in maintaining a yield of not less than zero. This arrangement will continue through at least August 1, 2010. There is no guarantee that this waiver will continue after that date. Fees waived or expenses reimbursed are subject to possible recoupment by IFD or ING Investments, as applicable, within three years subject to certain restrictions. For the six month period ended September 30, 2009, the IFD and ING Investments waived $265,211 of management fees and $47,261 of distribution and servicing fees to maintain a yield of not less than zero. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any. As of September 30, 2009 the amounts of waived distribution, servicing and management fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	September 30,
	2010	2011	2012	Total
Money Market	$—	$—	$337,984	$337,984

The Distributor also receives the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A, Class B, and Class C shares. For the six month period ended September 30, 2009, the

Distributor retained the following amounts in sales charges:

	Class A Shares	Class C Shares
Contingent Deferred Sales Charge
Money Market	—	$0.70

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At September 30, 2009, the Fund had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities (see Notes 3 and 4):

Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Waiver of Distribution and Service Fees	Accrued Recoupment	Total
$96,529	$19,306	$4,188	$32	$120,055

At September 30, 2009, ING National Trust and ING Life Insurance and Annuity Company, indirect, wholly- owned subsidiaries of ING Groep, owned 38.24% and 17.88% of the Fund, respectively.

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Fund has a common owner that owns over 25% of the outstanding securities of the Fund, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Fund.

The Company has adopted a Deferred Compensation Plan and a Retirement Policy (the “Plans”), which allow eligible non-affiliated directors as described in the Plans to defer the receipt of all or a portion of the directors fees payable. The deferred fees are invested in various funds advised by ING Investments, until distribution in accordance with the Plans.

On September 16, 2008, the Fund obtained a commitment from the Adviser that an affiliate of ING Groep would provide capital support with respect to one of its portfolio holdings. The Fund entered into a Capital Support Agreement (“Agreement”) with ING America Insurance Holdings, Inc., a Delaware corporation (“Capital Support Provider” or “CSP”). The Agreement established certain circumstances where the CSP was obligated to make a cash contribution (“Capital Contribution”) to the Fund in an amount sufficient for the Fund to maintain its market-based net

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

asset value per share (“NAV”) at no less than $0.9950. The maximum amount that the CSP would be required to contribute under the Agreement was an amount equal to the outstanding principal balance of certain notes (issued by American General Finance Corp. and Lehman Brothers Holdings, Inc. (“Lehman”)) (“Notes”) held by the Fund as a portfolio security on the date of the Contribution Event. The obligation of the CSP to make Capital Contributions under the Agreement has terminated upon the earlier to occur of: (i) the repayment in full, in cash, of all the Notes; (ii) the CSP having made Capital Contributions, in the aggregate, equal to the maximum contribution amount and; (iii) so long as the CSP is not in default with respect to its obligations arising under the Agreement, as of September 23, 2009 (“Termination Date”).

On October 2, 2008, American General Finance Corp. commercial paper held by the Fund matured at par of $8,500,000. No events occurred during the six month period ended September 30, 2009 which required the actual payments of a Capital Contribution to the Fund.

The Lehman Notes were sold in accordance with the terms of the Agreement by the Fund on the Termination Date (the “Lehman Disposition”). Because the NAV of the Fund at the time of the Lehman Disposition was above 0.995, no capital contribution to the Fund by the CSP was required. However, in connection with the Lehman Disposition, ING Investments, LLC voluntarily made a capital contribution in the amount of $350,000.

NOTE 6 — OTHER ACCRUED EXPENSES AND LIABILITIES

At September 30, 2009, the Fund did not have any payables included in Other Accrued Expenses and Liabilities on the Statement of Assets and Liabilities that exceeded 5% of total liabilities.

NOTE 7 — LINE OF CREDIT

The Fund, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (“Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $100,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.125% per annum on the daily unused portion of the committed line amount.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. During the six month period ended September 30, 2009 the Fund did not have any loans outstanding under the line of credit.

NOTE 8 — CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars were as follows:

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Class A
09-30-09	192,889,883	—	(228,344,331)	(35,454,448)	193,496,178	—	(228,950,626)	(35,454,448)
03-31-09	461,751,593	4,330,781	(513,820,045)	(47,737,671)	461,751,593	4,330,781	(513,820,045)	(47,737,671)
Class B
09-30-09	1,241,676	—	(4,086,520)	(2,844,844)	1,268,538	—	(4,113,382)	(2,844,844)
03-31-09	9,878,483	42,177	(6,333,903)	3,586,757	9,878,483	42,177	(6,333,903)	3,586,757
Class C
09-30-09	442,053	—	(3,699,457)	(3,257,404)	480,197	—	(3,737,601)	(3,257,404)
03-31-09	11,118,518	219,747	(16,267,037)	(4,928,772)	11,118,518	219,747	(16,267,037)	(4,928,772)
Class I
09-30-09	6,094,152	—	(11,608,086)	(5,513,934)	6,098,876	—	(11,612,810)	(5,513,934)
03-31-09	25,853,395	797,134	(53,458,315)	(26,807,786)	25,853,395	797,134	(53,458,315)	(26,807,786)
Class O
09-30-09	536,498	—	(3,625,885)	(3,089,387)	537,679	—	(3,627,066)	(3,089,387)
03-31-09	15,197,865	343,936	(23,713,755)	(8,171,954)	15,197,865	343,936	(23,713,755)	(8,171,954)

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 9 — CONCENTRATION OF INVESTMENT RISKS

Foreign Securities. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies.

Credit and Interest Rate. Money market funds are subject to less credit and interest rate risk than other income funds because they invest in short-term debt securities of the highest quality. Nevertheless, the value of the Fund’s investments may fall when interest rates rise and the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The Fund paid no dividends or distributions during the six months ended September 30, 2009. Dividends to shareholders from ordinary income were $5,782,503 for the year ended March 31, 2009.

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2009 were:

Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Expiration Date
$20,464	$(1,139,751)	$(28,661)	2017

The Fund’s major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2004.

As of September 30, 2009, no provisions for income tax would be required in the Fund’s financial statements as a result of tax positions taken on federal income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 11 — U.S. TREASURY TEMPORARY GUARANTEE PROGRAM

Throughout the period covered by this report, the Fund has been participating in the U.S. Treasury Temporary Guarantee Program for Money Market Funds (the “Program”). The Program guaranteed shareholders of the Fund as of September 19, 2008 that in the event of a liquidation of the Fund that they would receive the lesser of: (1) the number of shares owned on September 19, 2008 multiplied by $1.00; or (2) the number of shares owned as of the time the U.S. Treasury Department’s obligation under the Program was triggered multiplied by $1.00. The U.S. Treasury Department’s obligation under the Program would have been triggered if the Fund’s net asset value per share fell below $0.995 and certain conditions were met including the liquidation of the Fund.

Coverage under the Program was limited to persons who were shareholders of the Fund as of the close of business on September 19, 2008. Any increase in the number of shares held in an account after the close of business on September 19, 2008 would not have been guaranteed. If the number of shares held in an account fluctuates (even if the number of shares held in an account was reduced to zero), shareholders would have been covered for the lesser of the number of shares held as of the close of business on September 19, 2008 or the number of shares held at the time the U.S. Treasury Department’s obligation under the Program

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 11 — U.S. TREASURY TEMPORARY GUARANTEE PROGRAM (continued)

was triggered. If a shareholder closed his/her account with the Fund or broker-dealer, any future investment in the Fund was guaranteed.

The Fund paid to participate in the Program for the initial three-month period, which expired on December 18, 2008. The fee of $58,632 for the initial three-month period was 0.015% of the Fund’s net asset value on September 19, 2008 (the “Program Participation Payment”). On November 24, 2008, the U.S. Treasury Department announced that it would extend the Program from December 19, 2008 through April 30, 2009. The Board approved the Fund’s continued participation in the Program and the Fund paid the fee of $85,994 to extend its participation to April 30, 2009 based on 0.022% of the Fund’s net asset value on September 19, 2008. On March 31, 2009, the U.S. Treasury Department announced that it would extend the Program through September 18, 2009. The Fund paid to extend its participation in the Program through September 18, 2009, and the Board approved the Fund’s continued participation in the Program for a fee of $89,902 based on 0.022% of the Fund’s net asset value on September 19, 2008. The Program was not extended beyond September 18, 2009. The Board determined that the Program Participation Payment, and the payments for participating in the extensions of the Program, are extraordinary expenses that will not be subject to any expense limitation agreement currently in effect for the Fund.

NOTE 12 — SUBSEQUENT EVENTS

Effective January 4, 2010, Class B shares of the Fund will be closed to new investment, provided that (1) Class B shares of the Fund may be purchased through the reinvestment of dividends issued by Class B shares of the Fund; and (2) subject to the terms and conditions of relevant exchange privileges and as permitted under their respective prospectuses, Class B shares of the Fund may be acquired through exchange of Class B shares of other funds in the ING Mutual Funds Complex.

The Fund has evaluated events occurring after the balance sheet date (subsequent events) through November 25, 2009, the date the financial statements were issued, to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

ING MONEY MARKET FUND(1)	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Principal Amount			Value

CERTIFICATES OF DEPOSIT: 1.8%
$2,000,000	@@	Credit Suisse New York, 0.885%, due 08/12/10	$2,000,000
3,000,000		Rabobank USA Financial Corp., 0.400%, due 10/05/09	3,000,080

		Total Certificates of Deposit (Cost $5,000,080 )	5,000,080

COMMERCIAL PAPER: 65.2%
2,000,000		ANZ National Bank Ltd., 0.390%, due 03/22/10	1,996,273
1,250,000		ANZ National Bank Ltd., 0.400%, due 03/04/10	1,247,861
500,000		ANZ National Bank Ltd., 0.700%, due 09/17/10	496,588
2,500,000		ASB Finance Ltd., 0.450%, due 01/22/10	2,496,469
2,000,000		ASB Finance Ltd., 0.500%, due 02/26/10	1,995,889
250,000		ASB Finance Ltd., 0.550%, due 03/12/10	249,381
664,000		Barton Capital, LLC, 0.170%, due 10/02/09	663,994
750,000		Barton Capital, LLC, 0.170%, due 10/20/09	749,929
500,000		Barton Capital, LLC, 0.280%, due 01/14/10	499,592
8,000,000		Barton Capital, LLC, 0.310%, due 10/15/09	7,998,972
4,070,000		BNP Paribas, 0.190%, due 10/29/09	4,069,366
500,000		Cafco, LLC, 0.290%, due 01/15/10	499,572
3,500,000		Cafco, LLC, 0.300%, due 11/24/09	3,498,373
3,000,000		Cafco, LLC, 0.360%, due 01/07/10	2,997,060
3,000,000		Cafco, LLC, 0.360%, due 01/12/10	2,996,910
1,500,000		Caisse Nationale des Caisses d’Epargne et de Prevoyance, 0.220%, due 10/02/09	1,499,982
6,500,000		Ciesco, LLC, 0.300%, due 11/17/09	6,497,363
5,500,000		Ciesco, LLC, 0.360%, due 01/13/10	5,494,280
7,000,000		Concord Minutemen Capital Co., LLC, 0.550%, due 12/11/09	6,992,269
4,000,000		Concord Minutemen Capital Co., LLC, 1.000%, due 02/18/10	3,984,444
6,000,000		Crown Point Capital Co., 0.550%, due 12/11/09	5,993,373
1,500,000		Crown Point Capital Co., 0.960%, due 03/19/10	1,493,240
3,500,000		Crown Point Capital Co., 1.000%, due 02/17/10	3,486,486
1,500,000		Danske Corp., 0.210%, due 10/15/09	1,499,872

Principal Amount		Value

COMMERCIAL PAPER: (continued)
$2,750,000	Danske Corp., 0.540%, due 12/18/09	$2,746,723
4,000,000	Dexia, 0.130%, due 10/01/09	4,000,000
4,000,000	Dexia, 0.210%, due 10/05/09	3,999,884
2,000,000	Edison Asset Securities, LLC, 0.270%, due 11/25/09	1,999,175
2,000,000	Edison Asset Securities, LLC, 0.360%, due 03/09/10	1,996,820
2,750,000	Edison Asset Securities, LLC, 0.530%, due 10/30/09	2,748,788
4,000,000	Edison Asset Securities, LLC, 0.650%, due 10/20/09	3,998,564
1,500,000	Edison Asset Securities, LLC, 0.670%, due 10/21/09	1,499,417
1,250,000	Jupiter Securities Co., LLC, 0.170%, due 10/26/09	1,249,844
6,750,000	Jupiter Securities Co., LLC, 0.180%, due 10/13/09	6,749,560
1,000,000	Jupiter Securities Co., LLC, 0.180%, due 10/22/09	999,883
2,000,000	Natexis Banques Populaires US Finance Co, LLC, 0.050%, due 10/02/09	1,999,994
2,500,000	Natexis Banques Populaires US Finance Co, LLC, 0.470%, due 12/15/09	2,497,500
2,500,000	Natexis Banques Populaires US Finance Co, LLC, 0.900%, due 05/21/10	2,485,500
3,000,000	Old Line Funding, LLC, 0.340%, due 10/15/09	2,999,522
4,250,000	Old Line Funding, LLC, 0.350%, due 02/25/10	4,243,926
2,750,000	Old Line Funding, LLC, 0.500%, due 02/18/10	2,744,653
750,000	Old Line Funding, LLC, 0.650%, due 01/20/10	748,497
1,250,000	Park Avenue Receivables, 0.150%, due 10/05/09	1,249,974
6,000,000	Park Avenue Receivables, 0.170%, due 10/09/09	5,999,747
2,750,000	Park Avenue Receivables, 0.180%, due 10/20/09	2,749,724
4,000,000	Societe Generale, 0.030%, due 10/01/09	4,000,000
3,500,000	Societe Generale, 0.570%, due 05/21/10	3,487,143
1,000,000	Thunder Bay Funding, LLC, 0.220%, due 10/05/09	999,970
2,000,000	Thunder Bay Funding, LLC, 0.320%, due 02/02/10	1,997,796
2,000,000	Thunder Bay Funding, LLC, 0.350%, due 02/12/10	1,997,394
1,500,000	Thunder Bay Funding, LLC, 0.380%, due 10/19/09	1,499,700
1,500,000	Thunder Bay Funding, LLC, 0.480%, due 10/08/09	1,499,840
3,000,000	Thunder Bay Funding, LLC, 0.650%, due 01/20/10	2,993,988
2,000,000	Tulip Funding Corp., 0.140%, due 10/07/09	1,999,944

See Accompanying Notes to Financial Statements

ING MONEY MARKET FUND(1)	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value

COMMERCIAL PAPER: (continued)
$2,000,000		Tulip Funding Corp., 0.180%, due 10/09/09	$1,999,911
2,750,000		Tulip Funding Corp., 0.180%, due 10/13/09	2,749,817
3,500,000		Tulip Funding Corp., 0.220%, due 10/19/09	3,499,597
3,000,000		UBS AG, 0.030%, due 10/07/09	2,999,980
7,000,000		Variable Funding Capital, 0.910%, due 10/15/09	6,997,359
1,000,000		Yorktown Capital, LLC, 0.260%, due 12/18/09	999,437
5,500,000		Yorktown Capital, LLC, 0.300%, due 12/16/09	5,496,517
1,500,000		Yorktown Capital, LLC, 0.440%, due 10/09/09	1,499,833
3,000,000		Yorktown Capital, LLC, 0.470%, due 10/16/09	2,999,375

		Total Commercial Paper (Cost $178,822,834)	178,822,834

CORPORATE BONDS/NOTES: 6.6%
2,000,000		Credit Suisse First Boston USA, Inc., 0.505%, due 11/20/09	2,000,284
2,000,000		Credit Suisse First Boston USA, Inc., 0.749%, due 01/15/10	1,999,701
500,000		Credit Suisse First Boston USA, Inc., 4.875%, due 08/15/10	516,247
500,000		Fannie Mae, 0.400%, due 07/13/10	500,358
500,000		Freddie Mac, 0.410%, due 07/12/10	500,350
3,000,000		General Electric Capital Corp., 0.709%, due 06/09/10	3,014,009
1,000,000	@@, #	Rabobank, 0.440%, due 09/16/10	1,000,000
5,000,000		Toyota Motor Credit Corp., 1.334%, due 12/03/09	5,009,218
3,500,000	@@, C	Westpac Banking Corp., 0.479%, due 08/27/10	3,500,000

		Total Corporate Bonds/Notes (Cost $18,040,167)	18,040,167

U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.4%
11,500,000	Z	Federal National Mortgage Association, 0.620%, due 12/01/09	11,487,927
1,000,000		Federal National Mortgage Association, 2.375%, due 05/20/10	1,011,925
614,000		Federal National Mortgage Association, 3.000%, due 07/12/10	624,998
1,000,000		Federal National Mortgage Association, 4.250%, due 08/15/10	1,032,847

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
$3,500,000		Federal National Mortgage Association, 4.625%, due 12/15/09	$3,523,587
500,000		Federal National Mortgage Association, 7.125%, due 06/15/10	523,618
8,000,000	Z	Federal Home Loan Bank, 0.690%, due 12/14/09	7,988,489
3,000,000	Z	Federal Home Loan Bank, 0.780%, due 11/18/09	2,996,800
1,000,000	Z	Federal Home Loan Mortgage Corporation, 0.850%, due 01/05/10	997,707
8,035,000		Federal Home Loan Mortgage Corporation, 4.125%, due 07/12/10	8,257,420
1,045,000	C	Federal Home Loan Mortgage Corporation, 4.830%, due 08/23/10	1,085,513

		Total U.S. Government Agency Obligations (Cost $39,530,831)	39,530,831

REPURCHASE AGREEMENTS: 12.9%
35,423,000	Goldman Sachs Repurchase Agreement dated 09/30/09, 0.040%, due 10/01/09, $35,423,039 to be received upon repurchase (Collateralized by $72,163,592 U.S. Treasury, Discount Note, Market Value $36,485,690, due 02/15/21-11/15/27)		35,423,000

	Total Repurchase Agreement (Cost $35,423,000)		35,423,000

	Total Investments in Securities (Cost $276,816,912)*	100.9%	$276,816,912
	Other Assets and Liabilities - Net	(0.9)	(2,559,617)

	Net Assets	100.0%	$274,257,295

(1)	All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.
@@	Foreign Issuer
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees. These securities amount to $1,000,000 or 0.36% of the Fund’s net assets at September 30, 2009.
C	Bond may be called prior to maturity date.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is the same as for financial statement purposes.

See Accompanying Notes to Financial Statements

ING MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

Fair Value Measurements*

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Asset Table
Investments, at value
Certificates of Deposit	$—	$5,000,080	$—	$5,000,080
Commercial Paper	—	178,822,834	—	178,822,834
Corporate Bonds	—	18,040,167	—	18,040,167
U.S. Government Agency Obligations	—	39,530,831	—	39,530,831
Repurchase Agreements	—	35,423,000	—	35,423,000

Total Investments, at value	$—	$276,816,912	$—	$276,816,912

“Fair value” for purposes of ASC 820 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Money market securities are valued using the amortized cost method, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the market value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Accompanying Notes to Financial Statements

ING Funds Distributor, LLC offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund’s prospectus. Investors may obtain a copy of a prospectus of any ING Fund by calling (800) 992-0180 or by going to www.ingfunds.com.

Domestic Equity and Income Funds

ING Balanced Fund

ING Growth and Income Fund

ING Real Estate Fund

Domestic Fund-of-Funds

ING Strategic Allocation Conservative Fund

ING Strategic Allocation Growth Fund

ING Strategic Allocation Moderate Fund

Domestic Equity Growth Funds

ING Corporate Leaders 100 Fund

ING Equity Dividend Fund

ING Growth Opportunities Fund

ING MidCap Opportunities Fund

ING Opportunistic LargeCap Fund

ING Small Company Fund

ING SmallCap Opportunities Fund

ING Tactical Asset Allocation Fund

Domestic Equity Index Funds

ING Index Plus LargeCap Fund

ING Index Plus MidCap Fund

ING Index Plus SmallCap Fund

Domestic Equity Value Funds

ING SmallCap Value Multi-Manager Fund

ING Value Choice Fund

Fixed-Income Funds

ING GNMA Income Fund

ING High Yield Bond Fund

ING Intermediate Bond Fund

Global Equity Funds

ING Global Equity Dividend Fund

ING Global Natural Resources Fund

ING Global Real Estate Fund

ING Global Value Choice Fund

International Equity Funds

ING Asia-Pacific Real Estate Fund

ING Emerging Countries Fund

ING European Real Estate Fund

ING Foreign Fund

ING Greater China Fund

ING Index Plus International Equity Fund

ING International Capital Appreciation Fund

ING International Real Estate Fund

ING International SmallCap Multi-Manager Fund

ING International Value Fund

ING International Value Choice Fund

ING Russia Fund

Global and International Fixed-Income Funds

ING Global Bond Fund

International Funds-of-Funds

ING Diversified International Fund

ING Global Target Payment Fund

Loan Participation Fund

ING Senior Income Fund

Money Market Funds*

ING Classic Money Market Fund

ING Money Market Fund

*	An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Please see the “Notes to Financial Statements” section for the Fund’s participation during the reporting in the U.S. Treasury Department’s Temporary Guarantee Program for money market funds, which terminated on September 19, 2009.

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Goodwin Procter LLP

Exchange Place

53 State Street

Boston, Massachussetts 02109

For more complete information, or to obtain a prospectus on any ING Fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

PRSAR-AFIABCIO	(0909-112009)

SEMI-ANNUAL REPORT

SEPTEMBER    30, 2009

BROKERAGE CASH RESERVES

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency, and is affected by market fluctuations. There is no guarantee that the Fund will achieve its investment objective.

PRESIDENT’S LETTER

Dear Shareholder,

As we move through Autumn, we find ourselves crossing a divide that does not feel like much of a change, yet portends hope for the future. Federal Reserve Chairman Benjamin S. Bernanke recently said that it was “very likely” the recession has ended, though he noted it could take many months for the unemployment rate to drop meaningfully. It may take some time before we notice the recovery in our daily lives.

Yet the equity markets seem to be taking economic events in stride, and have come back impressively since spring. For the 12 months ended September 30, 2009, the Dow Jones Industrial Average and the Standard & Poor’s 500® Composite Stock Price Index have nearly erased their losses; the NASDAQ Composite Index has moved into positive territory for the same period.

At ING Funds, we expect economic growth will accelerate next year and continue in 2011, but with elevated unemployment for the next few years.

How might this affect your investment plans? Despite recent gains in household wealth, many people still face net declines in their portfolios overall and may have pushed their investment goals further into the future. If that is the case for you, it may be prudent to reexamine your portfolio and see if you need to make any adjustments for a longer horizon.

For others, the need to preserve capital or increase income may have become paramount. If these are concerns for you, it may be advisable to review your current investments to determine whether they meet your expected needs.

Only you and your investment advisor can determine the answers to these questions. We urge you to discuss these matters thoroughly with your advisor before making any changes to your investment goals or your portfolio.

Thank you for your continued confidence in ING Funds. We look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

President and Chief Executive Officer

ING Funds

November 6, 2009

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

For more complete information, or to obtain a prospectus for any ING Fund, please call your investment professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED SEPTEMBER 30, 2009

From its earliest days in mid-March, the resurgence of risky asset classes like equities and corporate bonds encountered skeptics. It was based they said, not on good economic news but news that was merely less awful. That banks were making money again relied on extraordinarily low interest rates to depositors and “special” items. The government’s willingness to incur $1.75 trillion in additional debt to bail out banks, insurers, auto companies and people who bought housing beyond their means, while the Federal Reserve printed money to buy the debt and keep interest rates down, would have its day of inflationary reckoning.

But the believers would have none of it. Conditions don’t go from bad to good in one step, they said. The news has to get less bad first. The richest harvest must start with a few green shoots in an empty field. In no time, every commentator seemed to be talking about “green shoots”.

However described, the news on which markets advanced was on balance improving, albeit weakly and erratically.

In housing, the Standard & Poor’s (“S&P”)/Case-Shiller National U.S. Home Price Index(1) of house prices in 20 cities sank a record 19% year-over-year in January. But from there the declines moderated to 13.3% in the most recent report. Sales of existing homes rose for four months, before slipping in September. Still, the proportion of distressed sales was down to less than one third, from nearly half earlier in the year. New home sales, helped by an $8,000 government grant to first-time home buyers, had three straight months of gain through September.

After a fall in first quarter gross domestic product (“GDP”) of 5.5% annualized, the contraction for the second quarter was just 0.7% annualized, and after four straight falls there were high hopes that GDP in the third quarter would rebound. By September, closely watched purchasing managers’ indices were flirting with levels suggesting expansion.

A “Cash-for-Clunkers” program under which the government offered to subsidize the trade-in of old vehicles for newer, more efficient models was vigorously taken up. Retail sales and industrial production were boosted. Auto companies re-opened production lines.

A flimsier green shoot emerged in the employment reports. The September report showed payroll cuts at little more than one third of the January level. But the unemployment rate stood at a 26-year high of 9.7%.

The average work week languished near the lowest since records began in 1964. Wage growth remained insipid. Increasingly commentators asked what kind of real recovery could take place under these conditions and as the various government support programs expired.

In fixed income markets, three-month dollar London Interbank Offered Rate (“LIBOR”), the basis of trillions of dollars of financial agreements, fell below 1% for the first time ever and stayed there. Various measures of spread against LIBOR, indicating willingness to lend, fell to levels well below those seen before the financial crisis emerged.

Bonds at first sight had a solid six months. The Barclays Capital U.S. Aggregate Bond Index(2) of investment grade bonds returned 5.59%. But within this figure there were cross-currents. Improved risk appetite propelled the Barclays Capital Corporate Investment-Grade Bond Index(3) to a 19.41% gain amid surging new issuance. High yield bonds, represented by the Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index(4), did even better, gaining an equity-like 40.24%. At first, the Barclays Capital U.S. Treasury Index(5) lost about 3%, as greater risk appetite was reinforced by concerns about massive government borrowing. The excess yield on 10-year Treasuries over 2-year issues briefly reached a record 275 basis points (“bp”). But ultimately, the fragile economy became uppermost in investors’ minds. They began to feel that inflation would not be an immediate problem and with the Federal Reserve buying Treasuries, seekers of safety could move up the yield curve to get some return rather than receive practically nothing at the very short end. The Barclays Capital U.S. Treasury Index ended the six-month period with just a 0.98% loss. The annual yield on the 90-day Treasury Bills started the fiscal year at 20bp and ended it at 12bp.

In currencies, the dollar relinquished first quarter benefits from its safe haven status, falling 9.5% against the euro, 10.7% against the pound and 7.5% against the yen.

U.S. equities, represented by the S&P 500® Composite Stock Price (“S&P 500®”) Index(6) including dividends, returned 34.0% in the six months through September, led by the Financials component which rose 70.4%. Profits for S&P 500® companies suffered their eighth straight quarter of decline in the second quarter and by the half way point in our fiscal year the price to earnings ratio of the S&P 500® Index,

2

MARKET PERSPECTIVE:  SIX MONTHS ENDED SEPTEMBER 30, 2009

based on operating earnings in the trailing four quarters, had not been so high since the first half of 2002.

In international markets, referring to MSCI indices in local currencies with net reinvested dividends, the MSCI Japan® Index(7) rose 18.8% for the six months through September, but weakened at the end. A rise in gross domestic product (“GDP”) of 2.3% annualized was due to net exports and government stimulus. Domestic demand was still in the doldrums and deflation had again taken hold. The MSCI Europe ex UK® Index(8) surged 41.0%. After a drop in GDP of 2.5% in the first quarter second quarter GDP barely fell and actually rose in France and Germany. Confidence measures, from investor to business to consumer, continued to advance. The MSCI UK® Index(9) jumped 34.4%. GDP fell for the fifth consecutive quarter and stood 5.5% below the level one year earlier. Yet house prices were by all accounts edging back up again. Purchasing managers’ indices were in or near expansion territory. And in September consumer confidence rose by the most since 1995.

(1)  The S&P/Case-Shiller National U.S. Home Price Index tracks the value of single-family housing within the United States. The index is a composite of single family home price indices for the nine U.S. Census divisions and is calculated quarterly.

(2)  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)  The Barclays Capital Corporate Investment-Grade Bond Index is an unmanaged index that measures the performance USD-denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utility and financial issuers.

(4)  The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of fixed-income securities.

(5)  The Barclays Capital U.S. Treasury Index is an unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.

(6)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(7)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(8)  The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(9)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

Parentheses denote a negative number when applicable.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

BROKERAGE CASH RESERVES	PORTFOLIO MANAGERS’ REPORT

Investment Type Allocation

as of September 30, 2009

(as a percent of net assets)

Commercial Paper	60.7%
U.S. Government Agency Obligations	19.7%
Repurchase Agreement	12.1%
Corporate Bonds/Notes	4.4%
Certificates of Deposit	3.6%
Other Assets and Liabilities - Net	(0.5)%

Net Assets	100.0%

Portfolio holdings are subject to change daily.

Brokerage Cash Reserves (the “Fund”) seeks to provide investors with a high current return, consistent with the preservation of capital and liquidity, through investment in high-quality money market instruments. The Fund is managed by David S. Yealy, Portfolio Manager of ING Investment Management Co. — the Sub-Adviser.

Portfolio Specifics: The six months ended September 30, 2009 were a period of historically low yields and returns for money market mutual funds and short-term money market securities, with numerous funds having to waive fees in order to provide a zero or slight positive return.

The Federal Open Market Committee (“FOMC”) maintained the targeted federal funds rate in a range of 0.00-0.25% and continued the quantitative easing program in place. Economic releases during the quarter were much more upbeat and positive compared to the previous few quarters. However, rising foreclosures and unemployment remain significant headwinds to any recovery in housing and consumer spending.

Money market yields declined over the period as the various programs put into place by the Federal Reserve (the “Fed”), U.S. Department of the Treasury (the “U.S. Treasury”) and other central banks across the globe helped to stabilize the markets and the global economies. The improved market conditions for short-term investors were reflected in the large drop in the London Interbank Offered Rate (“LIBOR”). The three-month U.S. LIBOR declined from 1.19% at the end of March to 0.29% at the end of September.

Our focus during this period has not been on maximizing yield and returns but rather on preservation of capital, reducing risk and increasing liquidity due to extreme risks in the market. The Fund did take on interest rate risk, maintaining a longer than average weighted average maturity (“WAM”) for most of the period by buying longer term U.S. Treasury and agency securities.

Current Strategy & Outlook: It is our opinion that the economy is finding a bottom and is poised to turn positive entering the final quarter of 2009. We are not expecting a sharp recovery but see it as more of a long and slow recovery, as unemployment and housing continue to be a drag on consumer spending and confidence. We expect the FOMC will be forced to keep the federal funds rate in the 0.00-0.25% range for the foreseeable future, until economic and market conditions improve significantly. In our view, an increase in short-term rates will depend on how soon and how quickly the Fed can remove its quantitative easing.

As we become more comfortable that the economic recovery is taking hold and the risks of a relapse of the credit crisis are diminished, we are no longer relying primarily on U.S. Treasuries and agencies for the Fund’s longer-term exposures. We have started to modestly increase exposure to selective top-tier corporate and bank issuers and to extend maturities in those issuers further out the yield curve. We plan to maintain an extended WAM with the view that the Fed will not be in a position to raise short-term rates until mid-2010 at the earliest.

Principal Risk Factors: Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Please see Note 11 in the “Notes to Financial Statements” section for information regarding the Fund’s participation during the reporting period in the U.S. Treasury Department’s Temporary Money Market Guarantee Program, which expired on September 19, 2009.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund may differ from that presented for other ING Funds.

The views expressed in this report reflect those of the portfolio managers only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

4

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009 to September 30, 2009. The Fund’s expenses are shown without the imposition of any charges. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown below, “Hypothetical (5% Return Before Expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return					Hypothetical (5% return before expenses)
	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Annualized Expense Ratio		Expenses Paid During the Period Ended September 30, 2009*	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Annualized Expense Ratio		Expenses Paid During the Period Ended September 30, 2009*
Brokerage Cash Reserves	$1,000.00	$1,001.40	0.58	%•	$2.91	$1,000.00	$1,022.16	0.58	%•	$2.94

*	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.
•	Expense ratio reflects a waiver of 0.37% of distribution and shareholder servicing fees in order to maintain a yield of not less than zero.

5

STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2009 (UNAUDITED)

ASSETS:
Short-term investments at amortized cost	$287,670,424
Repurchase agreements	39,189,000
Cash	3,754,857
Receivables:
Fund shares sold	758,343
Interest	142,076
Prepaid expenses	17,631

Total assets	331,532,331

LIABILITIES:
Payable for investment securities purchased	6,004,750
Payable to affiliates	72,124
Payable for directors fees	9,068
Other accrued expenses and liabilities	137,336

Total liabilities	6,223,278

NET ASSETS (equivalent to $1.00 per share on 325,081,530 shares outstanding)	$325,309,053

NET ASSETS WERE COMPRISED OF:
Paid-in capital — shares of beneficial interest at $0.001 par value (1 billion shares authorized)	$325,079,599
Undistributed net investment income	32,431
Accumulated net realized gain on investments	197,023

NET ASSETS	$325,309,053

See Accompanying Notes to Financial Statements

6

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)

INVESTMENT INCOME:
Interest	$1,125,012

Total investment income	1,125,012

EXPENSES:
Investment management fees	384,735
Distribution and service fees	1,250,374
Transfer agent fees	96,665
Administrative service fees	153,894
Shareholder reporting expense	74,819
Registration fees	20,585
Professional fees	43,260
Custody and accounting expense	28,201
Directors fees	23,988
Miscellaneous expense	7,565
Interest expense	259
Guarantee fees (Note 11)	80,853

Total expenses	2,165,198
Net waived and reimbursed fees	(1,038,283)

Net expenses	1,126,915

Net investment loss	(1,903)

REALIZED GAIN ON INVESTMENTS
Net realized gain on investments	103,796

Increase in net assets resulting from operations	$101,893

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Six Months Ended September 30, 2009	Year Ended March 31, 2009
FROM OPERATIONS:
Net investment income (loss)	$(1,903)	$5,516,765
Net realized gain on investments	103,796	729,720

Increase in net assets resulting from operations	101,893	6,246,485

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(5,517,497)
Net realized gains	(636,493)	—

Total distributions	(636,493)	(5,517,497)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	60,258,450	277,729,823
Reinvestment of distributions	636,493	5,517,497

	60,894,943	283,247,320
Cost of shares redeemed	(188,658,523)	(325,612,923)

Net decrease in net assets resulting from capital share transactions	(127,763,580)	(42,365,603)

Net decrease in net assets	(128,298,180)	(41,636,615)

NET ASSETS:
Beginning of period	453,607,233	495,243,848

End of period	$325,309,053	$453,607,233

Undistributed net investment income at end of period	$32,431	$34,334

See Accompanying Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations						Less distributions									Ratios to average net assets						Supplemental Data

	Net asset value, beginning of year or period	Net investment income		Net realized gain (loss) on investments		Total from investment operations		From net investment income	From net realized gains		From return of capital	Total distributions		Net asset value, end of year or period	Total Return(1)		Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio Turnover

Year or period ended	($)	($)		($)		($)		($)	($)		($)	($)		($)	(%)		(%)	(%)		(%)	(%)		($000’s)	(%)
09-30-09	1.00	(0.00	)*	0.00	*	0.00	*	—	0.00	*	—	0.00	*	1.00	0.14		1.12	0.58	•	0.58	(0.00	)**	325,309	—
03-31-09	1.00	0.01		0.00	*	0.01		0.01	—		—	0.01		1.00	1.25		1.11	0.97		0.94	1.22		453,607	—
03-31-08	1.00	0.04		0.00	*	0.04		0.04	—		—	0.04		1.00	4.20	†	1.05	0.95		0.95	4.07		495,244	—
03-31-07	1.00	0.04		0.00	*	0.04		0.04	—		—	0.04		1.00	4.44	†	1.04	0.95		0.95	4.36		355,388	—
03-31-06	1.00	0.03		0.00	*	0.03		0.03	—		—	0.03		1.00	2.89	†	1.05	0.95		0.95	2.85		322,077	—
03-31-05	1.00	0.01		(0.00	)*	0.01		0.01	—		—	0.01		1.00	0.84	†	1.04	0.95		0.95	0.84		309,961	—

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value.
(2)	Annualized for periods less than one year.
(3)

Expense ratios reflect operating expenses of a Fund. Expenses before reductions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

*	Amount is less than $0.005 or more than ($0.005).
**	Amount is more than (0.005)%.
†	There was no impact on total return by the reimbursement from affiliate for investment transaction losses.
•	Expense ratio reflects a waiver of 0.37% of distribution and shareholder servicing fees in order to maintain a yield of not less than zero.

See Accompanying Notes to Financial Statements

9

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2009 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. ING Series Fund, Inc. (the “Company”) was incorporated under the laws of Maryland on June 17, 1991 and is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end management investment company. There are fifteen active separate series which comprise the Company. This report is for Brokerage Cash Reserves (the “Fund”), a diversified series of the Company.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. The Fund uses the amortized cost method to value its portfolio securities, which generally approximates market value. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of a security.

Fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Securities valued at amortized cost are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included following the Portfolio of Investments.

For the six months ended September 30, 2009, there have been no significant changes to the fair valuation methodologies.

On April 9, 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Accounting Standards Codification (“ASC”) 820, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. ASC 820 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Funds and the results of their operations due to the adoption of ASC 820 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

On March 19, 2008, the FASB issued ASC 815, “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under ASC 815, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. ASC 815 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. All changes to disclosures have been made in accordance with ASC 815 and have been incorporated for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Premium amortization and discount accretion are determined by the effective yield method.

C.

Distributions to Shareholders. A distribution from net income of the Fund is declared each business day at 2:00 p.m. (Eastern time) and is paid immediately thereafter pro rata to shareholders of record via automatic investment in additional full and fractional shares in each shareholder’s account at the close of business. As such additional shares

10

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

are entitled to dividends on following days, a compounding growth of income occurs. Capital gains distributions, if any, are paid on an annual basis in December. To comply with federal tax regulations, the Fund may also pay an additional capital gains distribution, usually in June. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D.	Federal Income Taxes. It is the policy of the Fund to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Repurchase Agreements. The Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is generally short, from possibly overnight to one week, (although it may extend over a number of months) while the underlying securities generally have longer maturities. The Fund will receive, as collateral, securities acceptable to it whose market value is equal to at least 100% of the amount being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

G.	Illiquid and Restricted Securities. The Fund may not invest more than 10% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. The Fund may also invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended, (“1933 Act”) or are securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be deemed to be illiquid because they may not be readily marketable or may be considered liquid pursuant to procedures adopted by the Board of Directors (“Board”).

H.	Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Company and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

ING Investments, LLC (“ING Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the investment adviser to the Fund. The Investment Adviser serves pursuant to an amended investment management agreement (“Management Agreement”) between the Investment Adviser and the Company, on behalf of the Fund. The Management Agreement compensates the Investment Adviser with a

11

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

fee based on the Fund’s average daily net assets at the following rates: 0.20% for the first $1 billion, 0.19% of the next $2 billion and 0.18% in excess of $3 billion. ING Investment Management Co. (“ING IM”), a Connecticut corporation, serves as the sub-adviser to the Fund. The Investment Adviser has entered into a sub-advisory agreement with ING IM. ING IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations, subject to oversight by the Investment Adviser and the Board.

Pursuant to an administration agreement, ING Funds Services, LLC (“IFS”) acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from the Fund a fee at an annual rate of 0.08% of its average daily net assets.

ING Funds Distributor, LLC (the “Distributor” or “IFD”) is the principal underwriter of the Fund. The Distributor, IFS, ING Investments and ING IM are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

On October 19, 2008, ING Groep announced that it reached an agreement with the Dutch government to strengthen its capital position. ING Groep issued non-voting core Tier-1 securities for a total consideration of EUR 10 billion to the Dutch State. The transaction boosted ING Bank’s core Tier-1 ratio, strengthened the insurance balance sheet and reduced ING Groep’s Debt/Equity ratio.

On October 26, 2009, ING Groep announced that it will move towards a complete separation of its banking and insurance operations. A formal restructuring plan (“Restructuring Plan”) was submitted to the European Commission (“EC”), which approved it on November 18, 2009. It is expected that the Restructuring Plan will be achieved over the next four years by a divestment of all insurance operations (including ING Investment Management) as well as a divestment of ING Direct US by the end of 2013. ING Groep will explore all options, including initial public offerings, sales or combinations thereof. ING Groep has also announced its intention to repurchase EUR 5 billion of Core Tier 1 securities in the fourth quarter of 2009, financed by a EUR 7.5 billion underwritten rights issue.

NOTE 4 — DISTRIBUTION AND SERVICE FEES

The Fund has adopted an Amended and Restated Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month for the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, the Fund pays the Distributor a Distribution and Service Fee of 0.65% of the average daily net assets of the Fund.

IFD and ING Investments have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist the Fund in maintaining a yield of not less than zero. This arrangement will continue through at least August 1, 2010. There is no guarantee that this waiver will continue after that date. Fees waived or expenses reimbursed are subject to possible recoupment by IFD or ING Investments, as applicable, within three years subject to certain restrictions. For the six month period ended September 30, 2009, the IFD waived $783,633 of such fees to maintain a yield of not less than zero. This expense waiver or reimbursement may be discontinued at any time. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any. As of September 30, 2009, there were no amounts waived that were subject to possible recoupment.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At September 30, 2009, the Fund had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities (see Notes 3 and 4):

Accrued Management Fees	Accrued Administrative Fees	Accrued Shareholder Services and Distribution Fees	Total
$13,812	$22,116	$36,196	$72,124

12

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

The Company has adopted a Deferred Compensation Plan and a Retirement Policy (the “Plans”), which allow eligible non-affiliated directors as described in the Plans to defer the receipt of all or a portion of the directors fees payable. The deferred fees are invested in various funds advised by ING Investments until distribution in accordance with the Plans.

NOTE 6 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has agreed to limit expenses (“Expense Limitation Agreement”), excluding interest, taxes, brokerage and extraordinary expenses (and acquired fund fees and expenses) to 0.95% of the Fund’s average daily net assets. The Investment Adviser may at a later date recoup from the Fund for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations for the Fund. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities. Actual expense ratios are included in the Financial Highlights. As of September 30, 2009, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

September 30,
2010	2011	2012	Total
$326,397	$525,012	$574,399	$1,425,808

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments or the Company provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term or upon termination of the Management Agreement.

NOTE 7 — LINE OF CREDIT

The Fund, included in this report, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (“Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $100,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.125% per annum on the daily unused portion of the committed line amount.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance.

During the six month period, the Fund utilized the following line of credit:

Days Utilized	Approximate Average Daily Balance	Approximate Weighted Average Interest Rate
2	$4,040,000	1.17%

NOTE 8 — CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars were as follows:

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
09-30-09	60,258,450	636,493	(188,658,523)	(127,763,580)	60,258,450	636,493	(188,658,523)	(127,763,580)
03-31-09	277,729,823	5,517,497	(325,612,923)	(42,365,603)	277,729,823	5,517,497	(325,612,923)	(42,365,603)

NOTE 9 — CONCENTRATION OF INVESTMENT RISKS

Foreign Securities. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to

13

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies.

Credit and Interest Rate. Money Market funds are subject to less credit and interest rate risk than other income funds because they invest in short-term debt securities of the highest quality. Nevertheless, the value of the Fund’s investments may fall when interest rates rise and the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends to shareholders from ordinary income were $636,493 for the six months ended September 30, 2009 and $5,517,497 for the year ended March 31, 2009.

The tax-basis components of distributable earnings as of September 30, 2009 were:

Undistributed Ordinary Income
$764,054

The Fund's major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2004.

As of September 30, 2009, no provisions for income tax would be required in the Fund's financial statements as a result of tax positions taken on federal income tax returns for open tax years. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 11 — U.S. TREASURY TEMPORARY GUARANTEE PROGRAM

Throughout the period covered by this report, the Fund has been participating in the U.S. Treasury Temporary Guarantee Program for Money Market Funds (the “Program”). The Program guaranteed shareholders of the Fund as of September 19, 2008 that in the event of a liquidation of the Fund that they would receive the lesser of: (1) the number of shares owned on September 19, 2008 multiplied by $1.00; or (2) the number of shares owned as of the time the U.S. Treasury Department’s obligation under the Program was triggered multiplied by $1.00. The U.S. Treasury Department’s obligation under the Program would have been triggered if the Fund’s net asset value per share fell below $0.995 and certain conditions were met including the liquidation of the Fund.

Coverage under the Program was limited to persons who were shareholders of the Fund as of the close of business on September 19, 2008. Any increase in the number of shares held in an account after the close of business on September 19, 2008 would not have been guaranteed. If the number of shares held in an account fluctuates (even if the number of shares held in an account was reduced to zero), shareholders would have been covered for the lesser of the number of shares held as of the close of business on September 19, 2008 or the number of shares held at the time the U.S. Treasury Department’s obligation under the Program was triggered. If a shareholder closed his/her account with the Fund or broker-dealer, any future investment in the Fund was not guaranteed.

The Fund paid to participate in the Program for the initial three-month period, which expired on December 18, 2008. The fee of $44,101 for the initial three-month period was 0.01% of the Fund’s net asset value on September 19, 2008 (the “Program Participation Payment”). On November 24, 2008, the U.S. Treasury Department announced that it would extend its Program from December 19, 2008 through April 30, 2009. The Board approved the Fund’s continued participation in the Program, and the Fund paid the fee of $66,152 to extend its participation to April 30, 2009 based on 0.015% of the Fund’s net asset value on September 19, 2008. On March 31, 2009, the U.S. Treasury Department announced that it would extend

14

NOTE 9 — CONCENTRATION OF INVESTMENT RISKS

(continued)

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 11 — U.S. TREASURY TEMPORARY GUARANTEE PROGRAM (continued)

the Program through September 18, 2009, and the Board approved the Fund’s continued participation in the Program for a fee of $66,152 based on 0.015% of the Fund’s net asset value on September 19, 2008. The Program was not extended beyond September 18, 2009. The Board determined that the Program Participation Payment, and the payments for participating in the extensions of the Program, are extraordinary expenses that will not be subject to any expense limitation agreement currently in effect for the Fund.

NOTE 12 — SUBSEQUENT EVENTS

Subsequent to September 30, 2009, the Fund declared a short-term capital gain distribution of:

Per Share Amount	Payable Date	Record Date
$0.0008	November 19, 2009	November 17, 2009

The Fund has evaluated events occurring after the balance sheet date (subsequent events) through November 25, 2009, the date the financial statements were issued, to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

15

BROKERAGE CASH RESERVES(1)	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Principal Amount			Value

CERTIFICATES OF DEPOSIT: 3.6%
$5,000,000		BNP Paribas, 0.210%, due 10/28/09	$5,000,000
3,000,000	@@	Credit Suisse New York, 0.885%, due 08/12/10	3,000,000
3,750,000		Rabobank USA Financial Corp., 0.400%, due 10/05/09	3,750,100

		Total Certificates of Deposit (Cost $11,750,100)	11,750,100

COMMERCIAL PAPER: 60.7%
2,500,000		ANZ National Bank Ltd., 0.390%, due 03/22/10	2,495,342
1,250,000		ANZ National Bank Ltd., 0.400%, due 03/04/10	1,247,861
1,000,000		ANZ National Bank Ltd., 0.700%, due 09/17/10	993,175
3,000,000		ASB Finance Ltd., 0.450%, due 01/22/10	2,995,763
2,000,000		ASB Finance Ltd., 0.500%, due 02/26/10	1,995,889
502,000		Barton Capital, LLC, 0.160%, due 10/05/09	501,987
750,000		Barton Capital, LLC, 0.170%, due 10/02/09	749,993
1,600,000		Barton Capital, LLC, 0.170%, due 10/07/09	1,599,947
3,750,000		Barton Capital, LLC, 0.170%, due 10/20/09	3,749,644
3,000,000		Barton Capital, LLC, 0.230%, due 10/14/09	2,999,729
1,000,000		Barton Capital, LLC, 0.280%, due 01/14/10	999,183
1,500,000		Barton Capital, LLC, 0.290%, due 01/06/10	1,498,828
1,250,000		Cafco, LLC, 0.290%, due 01/15/10	1,248,933
5,750,000		Cafco, LLC, 0.300%, due 11/24/09	5,747,326
1,500,000		Cafco, LLC, 0.360%, due 01/07/10	1,498,530
3,500,000		Cafco, LLC, 0.360%, due 01/12/10	3,496,395
400,000		Caisse Nationale des Caisses d’Epargne et de Prevoyance, 0.390%, due 10/07/09	399,970
7,000,000		Ciesco, LLC, 0.300%, due 11/17/09	6,997,232
5,000,000		Ciesco, LLC, 0.360%, due 01/13/10	4,994,800
7,500,000		Concord Minutemen Capital Co., LLC, 0.550%, due 12/11/09	7,491,717
5,000,000		Concord Minutemen Capital Co., LLC, 1.000%, due 02/18/10	4,980,556
5,750,000		Crown Point Capital Co., 0.550%, due 12/11/09	5,743,649
1,250,000		Crown Point Capital Co., 0.960%, due 03/19/10	1,244,367
5,500,000		Crown Point Capital Co., 1.000%, due 02/17/10	5,478,764

Principal Amount		Value

COMMERCIAL PAPER: (continued)
$2,000,000	Danske Corp., 0.210%, due 10/15/09	$1,999,829
2,750,000	Danske Corp., 0.540%, due 12/18/09	2,746,723
4,000,000	Dexia, 0.130%, due 10/01/09	4,000,000
5,000,000	Dexia, 0.210%, due 10/05/09	4,999,855
4,000,000	Edison Asset Securities, LLC, 0.270%, due 11/25/09	3,998,350
4,000,000	Edison Asset Securities, LLC, 0.360%, due 03/09/10	3,993,639
3,500,000	Edison Asset Securities, LLC, 0.530%, due 10/30/09	3,498,457
1,500,000	Edison Asset Securities, LLC, 0.670%, due 10/21/09	1,499,417
1,500,000	Jupiter Securities Co., LLC, 0.170%, due 10/26/09	1,499,813
5,500,000	Jupiter Securities Co., LLC, 0.180%, due 10/13/09	5,499,632
5,000,000	Jupiter Securities Co., LLC, 0.180%, due 10/22/09	4,999,446
2,000,000	Natexis Banques Populaires US Finance Co, LLC, 0.050%, due 10/02/09	1,999,994
2,500,000	Natexis Banques Populaires US Finance Co, LLC, 0.470%, due 12/15/09	2,497,500
2,500,000	Natexis Banques Populaires US Finance Co, LLC, 0.900%, due 05/21/10	2,485,500
3,500,000	Old Line Funding, LLC, 0.340%, due 10/15/09	3,499,442
4,500,000	Old Line Funding, LLC, 0.350%, due 02/25/10	4,493,569
4,000,000	Old Line Funding, LLC, 0.500%, due 02/18/10	3,992,222
500,000	Old Line Funding, LLC, 0.650%, due 01/20/10	498,998
2,750,000	Park Avenue Receivables, 0.150%, due 10/05/09	2,749,942
6,500,000	Park Avenue Receivables, 0.170%, due 10/09/09	6,499,726
2,750,000	Park Avenue Receivables, 0.180%, due 10/20/09	2,749,724
4,000,000	Societe Generale, 0.030%, due 10/01/09	4,000,000
2,750,000	Societe Generale, 0.150%, due 10/06/09	2,749,933
2,000,000	Societe Generale, 0.570%, due 05/21/10	1,992,653
2,250,000	Thunder Bay Funding, LLC, 0.320%, due 02/02/10	2,247,520
2,500,000	Thunder Bay Funding, LLC, 0.350%, due 02/12/10	2,496,743
3,500,000	Thunder Bay Funding, LLC, 0.380%, due 10/19/09	3,499,300
2,000,000	Thunder Bay Funding, LLC, 0.480%, due 10/08/09	1,999,786
2,000,000	Thunder Bay Funding, LLC, 0.650%, due 01/20/10	1,995,992
2,250,000	Tulip Funding Corp., 0.140%, due 10/07/09	2,249,938

See Accompanying Notes to Financial Statements

16

BROKERAGE CASH RESERVES(1)	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value

COMMERCIAL PAPER: (continued)
$3,755,000		Tulip Funding Corp., 0.180%, due 10/09/09	$3,754,833
1,968,000		Tulip Funding Corp., 0.200%, due 10/28/09	1,967,690
4,000,000		Tulip Funding Corp., 0.220%, due 10/19/09	3,999,540
3,000,000		UBS AG, 0.030%, due 10/07/09	2,999,980
8,000,000		Variable Funding Capital, 0.910%, due 10/15/09	7,996,982
2,821,000		Yorktown Capital, LLC, 0.260%, due 12/18/09	2,819,411
4,500,000		Yorktown Capital, LLC, 0.300%, due 12/16/09	4,497,150
2,000,000		Yorktown Capital, LLC, 0.440%, due 10/09/09	1,999,778
3,000,000		Yorktown Capital, LLC, 0.470%, due 10/16/09	2,999,375

		Total Commercial Paper (Cost $197,617,962)	197,617,962

CORPORATE BONDS/NOTES: 4.4%
250,000	#	American Honda Finance Corp., 0.872%, due 02/05/10	250,327
2,000,000		Credit Suisse First Boston USA, Inc., 0.640%, due 08/15/10	2,001,856
500,000		Credit Suisse First Boston USA, Inc., 4.875%, due 08/15/10	516,247
500,000		Fannie Mae, 0.400%, due 07/13/10	500,358
500,000		Freddie Mac, 0.410%, due 07/12/10	500,350
4,000,000		General Electric Capital Corp., 0.709%, due 06/09/10	4,018,679
1,000,000	@@, #	Rabobank, 0.440%, due 09/16/10	1,000,000
1,000,000		Toyota Motor Credit Corp., 1.334%, due 12/03/09	1,001,844
4,500,000	@@, C	Westpac Banking Corp., 0.479%, due 08/27/10	4,500,000

		Total Corporate Bonds/Notes (Cost $14,289,661)	14,289,661

U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.7%
15,000,000	Z	Federal National Mortgage Association, 0.620%, due 12/01/09	14,984,326
500,000		Federal National Mortgage Association, 2.375%, due 05/20/10	505,963
4,500,000		Federal National Mortgage Association, 3.000%, due 07/12/10	4,584,753
4,500,000		Federal National Mortgage Association, 4.625%, due 12/15/09	4,530,326

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
$594,000		Federal National Mortgage Association, 7.125%, due 06/15/10	$622,058
31,550,000	Z	Federal Home Loan Bank, 0.690%, due 12/14/09	31,504,603
4,500,000	Z	Federal Home Loan Bank, 0.780%, due 11/18/09	4,495,200
1,250,000	Z	Federal Home Loan Mortgage Corporation, 0.850%, due 01/05/10	1,247,133
500,000		Federal Home Loan Mortgage Corporation, 3.250%, due 07/16/10	510,534
1,000,000		Federal Home Loan Mortgage Corporation, 4.125%, due 07/12/10	1,027,805

		Total U.S. Government Agency Obligations (Cost $64,012,701)	64,012,701

REPURCHASE AGREEMENTS: 12.1%
$39,189,000	Goldman Sachs Repurchase Agreement dated 09/30/09, 0.040%, due 10/01/09, $39,189,044 to be received upon repurchase (Collateralized by $86,419,200 U.S. Treasury, Discount Note, Market Value $40,364,680, due 11/15/27)		39,189,000

	Total Repurchase Agreement (Cost $39,189,000)		39,189,000

	Total Investments in Securities (Cost $326,859,424)*	100.5%	$326,859,424
	Other Assets and Liabilities - Net	(0.5)	(1,550,371)

	Net Assets	100.0%	$325,309,053

(1)	All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.
@@	Foreign Issuer
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is the same as for financial statement purposes.

See Accompanying Notes to Financial Statements

17

BROKERAGE CASH RESERVES	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

Fair Value Measurements*

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Asset Table
Investments, at value
Certificates of Deposit	$—	$11,750,100	$—	$11,750,100
Commercial Paper	—	197,617,962	—	197,617,962
Corporate Bonds	—	14,289,661	—	14,289,661
U.S. Government Agency Obligations	—	64,012,701	—	64,012,701
Repurchase Agreements	—	39,189,000	—	39,189,000

Total Investments, at value	$—	$326,859,424	$—	$326,859,424

“Fair value” for purposes of FASB ASC 820 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Money market securities are valued using the amortized cost method, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the market value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Accompanying Notes to Financial Statements

18

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Transfer Agent

PNC Global Investment Serving (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Goodwin Procter LLP

Exchange Place

53 State Street

Boston, Massachusetts 02109

For more complete information, or to obtain a prospectus on any ING Fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

PRSAR-BCR	(0909-112009)

Item 2.	Code of Ethics.

Not required for semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5.	Audit Committee Of Listed Registrants.

Not required for semi-annual filing.

Item 6.	Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-end Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-end Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board. (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minium qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

Item 11.	Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: December 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: December 4, 2009

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: December 4, 2009